Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Classes Of Employee Benefits Expense [Line Items]
Summary of Employee Benefit Expenses
	2020	2021	2022
	RM	RM	RM	USD
Wages and salaries	-	3,647,956	8,847,798	2,009,721
Defined contribution plans	-	433,442	895,795	203,474
Other short-term benefits	-	117,510	651,659	148,021
Total	-	4,198,908	10,395,252	2,361,216

Director [Member]
Classes Of Employee Benefits Expense [Line Items]
Summary of Employee Benefit Expenses

In
cluded in the employee benefit expenses is
remuneration and benefit to
d
irector.

	2020	2021	2022
	RM	RM	RM	USD
Wages and salaries	-	1,222,000	2,974,000	675,525
Defined contribution plans	-	138,180	282,000	64,055
Other short-term benefits	-	2,082	3,319	754
Total	-	1,362,262	3,259,319	740,334